Property, plant and equipment - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 344,716	$ 373,247	$ 355,760
Cost of sales.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	330,799	367,007	353,368
Administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 13,917	$ 6,240	$ 2,392